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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547


                             Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2003 through December 31, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.

 PIONEER
                            ------------------------
                                  INDEPENDENCE
                                      FUND

                                     Annual
                                     Report

                                    12/31/03

                          [LOGO] Pioneer
                                 Investments(R)

 Table of Contents
--------------------------------------------------------------------------------


Letter to Shareowners                         1

Portfolio Summary                             2

Performance Update                            3

Portfolio Management Discussion               4

Schedule of Investments                       7

Financial Statements                         14

Notes to Financial Statements                18

Report of Independent Auditors               22

Trustees, Officers and Service Providers     23

Pioneer Independence Fund

--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 12/31/03
--------------------------------------------------------------------------------


Dear Shareowner,
--------------------------------------------------------------------------------
The nation's stock markets snapped back dramatically last year, following a prolonged period of weakness. As it became clear that the war would not be a long-term economic burden and that the U.S. economy was expanding at a convincing pace, investors left safer havens like Treasury securities to seek better returns elsewhere. The result was a powerful uptrend that began in March and was intact at year-end.

Led by smaller-capitalization issues, stocks of all sizes across a range of industries shared in the broad-based rally that saw major market indices rise for the first time since 1999. Technology issues were the biggest beneficiaries, as positive economic data suggested that increased capital outlays were imminent. Corporate bonds also recorded strong returns, with the sharpest gains coming in lower quality bonds whose issuers rely on economic growth to expand earnings. Overseas, emerging market equities were standout performers as bonds and stocks advanced in many global markets, thanks in part to currency gains versus the sagging U.S. dollar.

Here at home, strong economic stimulants, including lower taxes and historically low interest rates, had the desired effect, with domestic GDP growth coming in at 8.2% in the third quarter. A striking increase in worker productivity provided a boost to corporate profits and manufacturing activity rose broadly. But the failure of the economy to consistently create jobs remained a troublesome concern as the new year began.

Markets may segment

Last year's across-the-board strength is unusual and unlikely to continue for long. Eventually, the markets should revert to historic form, favoring some sectors and shunning others, depending on the prospects for each industry or investment type. Under those more typical conditions, deciding which investments to own more of, or where to cut exposure, can be challenging. Fortunately, it's also an area in which the guidance of an experienced investment professional can be most valuable.

A few words on fund industry developments

You may have read or seen media reports alleging failure by some mutual fund companies to comply with various industry rules or internal policies relating to excessive trading and late trading of mutual fund shares. We recognize and share with the investing public and our industry the concerns raised by these matters. The prospectuses for the Pioneer Funds describe the funds' policies regarding excessive trading and the time by which orders for fund shares must be placed to receive that day's price. Pioneer's internal procedures are designed to detect activities that are inconsistent with these policies.



Respectfully,

/s/ Osbert M. Hood
------------------
Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Independence Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/03
--------------------------------------------------------------------------------


Portfolio Diversification
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESETNTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                      92.0%
Depository Receipts for International Stocks            4.1%
International Common Stocks                             2.1%
Temporary Cash Investment                               1.8%


Sector Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESETNTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology          20.1%
Financials                      20.1%
Industrials                     17.1%
Consumer Discretionary          12.9%
Health Care                      9.6%
Materials                        7.9%
Consumer Staples                 5.2%
Telecommunication Services       4.3%
Energy                           2.8%

 5 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  1.  Citigroup, Inc.              4.01%
  2.  Tyco International Ltd.      3.81
  3.  Pfizer, Inc.                 3.64
  4.  Phelps Dodge Corp.           3.21
  5.  SPX Corp.                    2.94

This list excludes money market and deriative instruments. Portfolio holdings will vary for other periods.

Pioneer Independence Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/03
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------


Net Asset Value
per Share        12/31/03   12/31/02
                 $11.11     $8.56



                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/03 - 12/31/03)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The following chart shows the change in value of an investment made in Pioneer Independence Fund, compared to that of the growth of the Russell 1000 Index.

Average Annual Total Returns
(As of December 31, 2003)

                      Net Asset        Public Offering
Period                 Value*               Price
Life-of-Class
(3/16/98)                3.61%              -8.06%
5 Years                  4.79               -8.78
1 Year                  29.79              -35.05

Returns assume reinvestment of distributions of net asset value.

* Reflects Fund performance only, at net asset value. Does not reflect Creation and Sales Charges applicable to purchases of Fund shares through Pioneer Independence Plans, which vary as discussed in the Plans' prospectus. For the first 12 investments, these charges amount to 50% of the total amount invested. Total return would be reduced if these charges were taken into account.

+ Index comparison begins 3/31/98. The Russell 1000 Index is an unmanaged measure of the 1,000 largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000. Index returns are calculated monthly, assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. You cannot invest directly in the Index.

    Past performance does not guarantee future results. Return and share price value fluctuate so that your investment, when redeemed, may be worth more or less than its cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or redemption of Fund shares.


[BEGINNING MOUNTAIN CHART]

Value of $10,000 Investment

                   Value      Russell 1000
                                 Index
3/31/1998        $10,000        $10,000
                  $9,693        $11,204
12/31/1999       $11,910        $13,548
                 $13,743        $12,495
12/31/2001       $12,113        $10,939
                  $9,426         $8,571
12/31/2003       $12,245        $11,130

Pioneer Independence Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/03
--------------------------------------------------------------------------------
Day-to-day investment decisions for Pioneer Independence Fund are the responsibility of Andrew Acheson, a vice president at Pioneer. In the following discussion, Andrew reviews the investment background for 2003 and describes the strategies he and his team employed.

Q: Stocks began moving up in March and continued rising through the rest of the year. What drove the market rally?

A. As soon as investors concluded that the war would not undercut the economic recovery, they turned to stocks in pursuit of better returns. Corporate earnings moved higher as the economy responded to powerful stimuli from Washington - low interest rates and broad tax cuts. The stock market rally began in March, marked time for much of the summer, and by year's end the major indices were substantially above last spring's lows.

Q:  How did the Fund perform against that background?


A. After outperforming the Russell 1000 Index, its benchmark, for most of the year, Pioneer Independence Fund's 29.79% total return, calculated at net asset value, was in line with the Index's return of 29.89% for the twelve months ending December 31, 2003.


Q: What were some of the sectors and stocks that contributed to the Fund's positive return?


A. Our decision to emphasize cyclical companies - those whose earnings tend to fluctuate with the economy - helped drive Fund returns. Maintaining an overweight position in metals and mining stocks was a positive for the Fund. Freeport-McMoRan Copper & Gold recorded a sharp price rise as copper and gold prices climbed, although it surrendered some of its gains in December. Phelps Dodge, a copper miner, also added to returns. Copper prices have been rising persistently as growing demand outstrips low supply. China's burgeoning economy and its efforts to upgrade urban infrastructure account for much of the incremental demand.


    Among consumer discretionary sectors, we are slightly overweight compared to the benchmark in media stocks; advertising commitments and prices tend to rise in an expanding economy. New additions Time Warner and Liberty Media both rose; prospects remain favorable for Viacom, although its price fell slightly. We largely avoided consumer staples companies whose valuations appeared high relative to their earnings potential, a decision that aided results.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


    De-emphasizing health care was another successful strategy, as the industry suffered a spate of bad news. Within the sector, we took profits in drug distributor AmeriSource Bergen and pharmaceutical manufacturer Wyeth when they reached our target valuations. However, we took a loss in biotech firm Biovail when it fell under SEC scrutiny; Biovail has since fallen further. And although it was an indifferent performer over the period, we think Pfizer, the Fund's third-largest holding, has the most-promising new product pipeline among the major pharmaceutical firms.

    Tyco International, a diversified manufacturing and services firm, was an outstanding performer. New management is moving quickly to clean up Tyco's problems and put its troubled past behind it. Industrial conglomerate SPX rose sharply as earnings improved.


Q: Technology and financial services were the Fund's largest sectors. How did these holdings perform?


A. We bought technology issues, including Lexar Media and SanDisk, early in the year. The issues reached our price targets by mid-summer - well ahead of our expectations - and we chose to reduce portfolio risk by taking profits. However, the stocks rose further in the fourth quarter, cutting into the Fund's performance relative to its benchmark. Elsewhere in the sector, Dell rose, as did telecommunications firm AT&T Wireless Services, which has the best balance sheet among its peers. Take-Two Interactive Software, which develops game software, rose until gains were tempered in the fourth quarter over uncertain Christmas sales; in fact, sales reports were favorable. Overall, we remain optimistic about U.S. technology companies because of their global leadership position.

    Good stock selection benefited results in financial services. We downplayed banks and thrifts because they are linked to interest- rate trends, and instead emphasized more promising cyclical areas. J.P. Morgan Chase and Citigroup responded well to the improving outlook for investment banking as more corporations sought to raise capital. We bought Federal Home Loan Mortgage Corporation (Freddie Mac) at low prices when an investigation was launched into its earnings reports. Shares later recovered as investors regained confidence.

Pioneer Independence Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/03                           (continued)
--------------------------------------------------------------------------------

Q:  Which decisions had a negative impact?


A. Being overweight in the energy sector compared to the benchmark hurt results. We were confident that oil prices would stay high, with positive implications for energy stocks. In fact, investors were reluctant to commit to energy issues for fear that prices might fall. By the end of December, with energy underperforming, we reduced exposure to exploration and production companies, but remained overweight in drilling stocks. The sector rebounded in September as investors sought out laggard sectors. Our drilling holdings benefited although reduced exposure was a negative overall. Exxon Mobil, a small holding, rose for the year.


Q:  What is your outlook for the next twelve months?

A. Based on our view that the economy will continue to expand in 2004, we have tilted the portfolio toward stocks in cyclical industries. We also favor companies that derive substantial revenue overseas and thus may benefit from continued weakness in the U.S. dollar. We expect the market to remain strong early in the year, but a sideways trend could develop over the summer when the elections dominate the news. Once that period has passed, we think the market will look once more to the economy, which should still be in expansionary mode barring adverse surprises.

Pioneer Independence Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03
--------------------------------------------------------------------------------


  Shares                                                                   Value
             COMMON STOCKS - 98.8%
             Energy - 2.8%
             Integrated Oil & Gas - 1.0%
  6,200      Eni S.p.A. (A.D.R.)                                    $    588,876
 21,700      Exxon Mobil Corp.                                           889,700
 11,400      Occidental Petroleum Corp.                                  481,536
                                                                    ------------
                                                                    $  1,960,112
                                                                    ------------
             Oil & Gas Drilling - 1.8%
 23,100      Encana Corp.                                           $    911,064
 25,600      Pride International, Inc.*                                  477,184
 80,300      Transocean Offshore Inc.*                                 1,928,003
                                                                    ------------
                                                                    $  3,316,251
                                                                    ------------
             Total Energy                                           $  5,276,363
                                                                    ------------
             Materials - 7.9%
             Commodity Chemicals - 0.9%
 31,900      Air Products & Chemicals, Inc.                         $  1,685,277
                                                                    ------------
             Diversified Metals & Mining - 6.5%
121,300      Freeport-McMoRan Copper & Gold, Inc. (Class B)         $  5,110,369
 78,900      Phelps Dodge Corp.*                                       6,003,501
 10,600      Rio Tinto Plc (A.D.R.)                                    1,179,886
                                                                    ------------
                                                                    $ 12,293,756
                                                                    ------------
             Paper Products - 0.5%
 13,700      Weyerhaeuser Co.                                       $    876,800
                                                                    ------------
             Total Materials                                        $ 14,855,833
                                                                    ------------
             Capital Goods - 13.4%
             Aerospace & Defense - 2.0%
 89,100      Boeing Co.                                             $  3,754,674
                                                                    ------------
             Industrial Conglomerates - 6.7%
 15,100      ITT Industries, Inc.                                   $  1,120,571
 21,900      Parker Hannifin Corp.                                     1,303,050
268,800      Tyco International Ltd.                                   7,123,200
 32,400      United Technologies Corp.                                 3,070,548
                                                                    ------------
                                                                    $ 12,617,369
                                                                    ------------


The accompanying notes are an integral part of these financial statements.    7

Pioneer Independence Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03                                   (continued)
--------------------------------------------------------------------------------



   Shares                                                                  Value
              Industrial Machinery - 4.7%
  49,900      Ingersoll-Rand Co.                                    $  3,387,212
  93,400      SPX Corp.*                                               5,492,854
                                                                    ------------
                                                                    $  8,880,066
                                                                    ------------
              Total Capital Goods                                   $ 25,252,109
                                                                    ------------
              Transportation - 1.7%
              Airlines - 1.1%
 174,300      Delta Air Lines, Inc.                                 $  2,058,483
                                                                    ------------
              Railroads - 0.6%
  18,200      Canadian National Railway Co.                         $  1,151,696
                                                                    ------------
              Total Transportation                                  $  3,210,179
                                                                    ------------
              Automobiles & Components - 1.5%
              Automobile Manufacturers - 1.5%
 179,200      Ford Motor Corp.                                      $  2,867,200
                                                                    ------------
              Total Automobiles & Components                        $  2,867,200
                                                                    ------------
              Consumer Durables & Apparel - 1.2%
              Apparel, Accessories & Luxury Goods - 1.2%
  95,400      The Limited Brands, Inc.                              $  1,720,062
  20,900      TJX Companies, Inc.                                        460,845
                                                                    ------------
                                                                    $  2,180,907
                                                                    ------------
              Total Consumer Durables & Apparel                     $  2,180,907
                                                                    ------------
              Media - 6.0%
              Advertising - 0.8%
  17,000      Omnicom Group                                         $  1,484,610
                                                                    ------------
              Broadcasting & Cable TV - 2.3%
   8,300      Clear Channel Communications, Inc.*                   $    388,689
 340,000      Liberty Media Corp.*                                     4,042,600
                                                                    ------------
                                                                    $  4,431,289
                                                                    ------------
              Movies & Entertainment - 2.9%
 121,400      Time Warner, Inc.*                                    $  2,183,986
  72,300      Viacom, Inc. (Class B)*                                  3,208,674
                                                                    ------------
                                                                    $  5,392,660
                                                                    ------------
              Total Media                                           $ 11,308,559
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.
8

Pioneer Independence Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
              Retailing - 4.1%
              Computer & Electronics Retail - 1.0%
  36,900      Best Buy Co., Inc.*                                   $  1,927,656
                                                                    ------------
              General Merchandise Stores - 2.3%
 119,600      Family Dollar Stores, Inc.                            $  4,291,248
                                                                    ------------
              Specialty Stores - 0.8%
  33,000      Michaels Stores, Inc.                                 $  1,458,600
                                                                    ------------
              Total Retailing                                       $  7,677,504
                                                                    ------------
              Food & Drug Retailing - 2.2%
              Food Retail - 0.6%
  18,000      Nestle S.A. (A.D.R.)                                  $  1,124,100
                                                                    ------------
              Hypermarkets & Supercenters - 1.6%
  83,500      Costco Wholesale Corp.*                               $  3,104,530
                                                                    ------------
              Total Food & Drug Retailing                           $  4,228,630
                                                                    ------------
              Food, Beverage & Tobacco - 1.2%
              Soft Drinks - 1.2%
  49,200      PepsiCo, Inc.                                         $  2,293,704
                                                                    ------------
              Total Food, Beverage & Tobacco                        $  2,293,704
                                                                    ------------
              Household & Personal Products - 1.7%
              Household Products - 1.7%
  47,700      Colgate-Palmolive Co.                                 $  2,387,385
   9,100      Procter & Gamble Co.                                       908,908
                                                                    ------------
                                                                    $  3,296,293
                                                                    ------------
              Total Household & Personal Products                   $  3,296,293
                                                                    ------------
              Health Care Equipment & Services - 5.6%
              Health Care Equipment - 3.8%
 131,100      Baxter International, Inc.                            $  4,001,172
  16,300      Biomet, Inc.                                               593,483
  17,600      Stryker Corp.                                            1,496,176
  17,200      Zimmer Holdings, Inc.*                                   1,210,880
                                                                    ------------
                                                                    $  7,301,711
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.
                                                                               9

Pioneer Independence Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03                                   (continued)
--------------------------------------------------------------------------------



   Shares                                                                  Value
              Health Care Facilities - 1.8%
  77,700      HCA, Inc.                                             $  3,337,992
                                                                    ------------
              Total Health Care Equipment & Services                $ 10,639,703
                                                                    ------------
              Pharmaceuticals & Biotechnology - 3.8%
              Biotechnology - 0.2%
  10,000      Celgene Corp.*                                        $    450,200
                                                                    ------------
              Pharmaceuticals - 3.6%
 192,780      Pfizer, Inc.                                          $  6,810,917
                                                                    ------------
              Total Pharmaceuticals & Biotechnology                 $  7,261,117
                                                                    ------------
              Banks - 6.5%
              Diversified Banks - 2.0%
 128,300      U.S. Bancorp                                          $  3,820,774
                                                                    ------------
              Thrifts & Mortgage Finance - 4.5%
  48,933      Countrywide Financial Corp.                           $  3,711,568
  83,600      Freddie Mac                                              4,875,552
                                                                    ------------
                                                                    $  8,587,120
                                                                    ------------
              Total Banks                                           $ 12,407,894
                                                                    ------------
              Diversified Financials - 11.1%
              Asset Management & Custody Banks - 1.9%
 110,800      The Bank of New York Co., Inc.                        $  3,669,696
                                                                    ------------
              Consumer Finance - 1.2%
  47,500      American Express Co.                                  $  2,290,925
                                                                    ------------
              Diversified Capital Markets - 1.6%
  83,000      J.P. Morgan Chase & Co.                               $  3,048,590
                                                                    ------------
              Investment Banking & Brokerage - 2.4%
  45,900      Goldman Sachs Group, Inc.                             $  4,531,707
                                                                    ------------
              Diversified Financial Services - 4.0%
 154,700      Citigroup, Inc.                                       $  7,509,138
                                                                    ------------
              Total Diversified Financials                          $ 21,050,056
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.
10

Pioneer Independence Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
              Insurance - 2.2%
              Multi-Line Insurance - 0.8%
  22,000      American International Group, Inc.                    $  1,458,160
                                                                    ------------
              Property & Casualty Insurance - 1.4%
     500      Berkshire Hathaway, Inc. (Class B)*                   $  1,407,500
  30,800      Safeco Corp.                                             1,199,044
                                                                    ------------
                                                                    $  2,606,544
                                                                    ------------
              Total Insurance                                       $  4,064,704
                                                                    ------------
              Software & Services - 7.9%
              Application Software - 3.3%
 167,400      Check Point Software Technologies Ltd.*               $  2,815,668
 124,100      Microsoft Corp.                                          3,417,714
                                                                    ------------
                                                                    $  6,233,382
                                                                    ------------
              Data Processing & Outsourced Services - 1.8%
  71,900      Automatic Data Processing, Inc.                       $  2,847,959
  16,700      First Data Corp.                                           686,203
                                                                    ------------
                                                                    $  3,534,162
                                                                    ------------
              Home Entertainment Software - 2.8%
 182,200      Take-Two Interactive Software, Inc.*                  $  5,249,182
                                                                    ------------
              Total Software & Services                             $ 15,016,726
                                                                    ------------
              Technology Hardware & Equipment - 11.0%
              Communications Equipment - 2.3%
 121,200      Cisco Systems, Inc.*                                  $  2,943,948
  83,700      Nokia Corp (A.D.R.)                                      1,422,900
                                                                    ------------
                                                                    $  4,366,848
                                                                    ------------
              Computer Hardware - 4.2%
 119,300      Apple Computer, Inc.*                                 $  2,549,441
 157,600      Dell, Inc.*                                              5,352,096
                                                                    ------------
                                                                    $  7,901,537
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.
                                                                              11

Pioneer Independence Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03                                   (continued)
--------------------------------------------------------------------------------



   Shares                                                                  Value
              Computer Storage & Peripherals - 4.5%
 173,300      Lexar Media, Inc.*                                    $  3,020,619
  16,600      Lexmark International Group, Inc.*                       1,305,424
 156,000      Quantum Corp. - DLT & Storage Systems*                     486,720
  44,400      Sandisk Corp.*                                           2,714,616
  58,300      Seagate Technology*                                      1,101,870
                                                                    ------------
                                                                    $  8,629,249
                                                                    ------------
              Total Technology Hardware & Equipment                 $ 20,897,634
                                                                    ------------
              Semiconductors - 2.7%
              Semiconductor Equipment - 0.2%
  16,400      Applied Materials, Inc.*                              $    368,180
                                                                    ------------
              Semiconductors - 2.5%
  34,500      Analog Devices, Inc.                                  $  1,574,925
  93,400      ATI Technologies, Inc.*                                  1,412,208
  22,300      Linear Technology Corp.                                    938,161
  18,100      Maxim Integrated Products                                  901,380
                                                                    ------------
                                                                    $  4,826,674
                                                                    ------------
              Total Semiconductors                                  $  5,194,854
                                                                    ------------
              Telecommunication Services - 4.3%
              Wireless Telecommunications Services - 4.3%
 568,400      AT&T Wireless Services, Inc.*                         $  4,541,516
 140,300      Vodafone Group Plc (A.D.R.)                              3,513,112
                                                                    ------------
                                                                    $  8,054,628
                                                                    ------------
              Total Telecommunication Services                      $  8,054,628
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $160,017,614)                                   $187,034,597
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.
12

Pioneer Independence Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   Shares                                                                 Value
               TEMPORARY CASH INVESTMENT - 1.8%
               Security Lending Collateral - 1.8%
 3,489,580     Securities Lending Investment Fund, 1.02%           $  3,489,580
                                                                   ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $3,489,580)                                   $  3,489,580
                                                                   ------------
               TOTAL INVESTMENT IN SECURITIES - 100.6%
               (Cost $163,507,194)(a)(b)(c)                        $190,524,177
                                                                   ------------
               OTHER ASSETS AND LIABILITIES - (0.6)%)              $ (1,123,067)
                                                                   ------------
               TOTAL NET ASSETS - 100.0%                           $189,401,110
                                                                   ------------


*      Non-income producing security.


A.D.R. American Depositary Receipt.



(a) At December 31, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $164,002,556 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost            $28,106,573

         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value             (1,584,952)
                                                                    -----------
       Net unrealized gain                                          $26,521,621
                                                                    -----------



(b) At December 31, 2003, the Fund had a net capital loss carryforward of $8,433,569 of which the following amounts will expire between 2009 and 2010 if not utilized.

       $1,195,416 in 2009
       $7,238,153 in 2010

(c) The Fund elected to defer approximately $802,136 of capital losses recognized between November 1, 2003 and December 31, 2003 to its fiscal year ending December 31, 2004.

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2003 aggregated $182,412,570 and $117,021,461, respectively.



   The accompanying notes are an integral part of these financial statements.
                                                                              13

Pioneer Independence Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/03
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (including securities loaned of
     $3,286,900) (cost $163,507,194)                               $190,524,177
  Cash                                                                2,783,334
  Receivables -
     Fund shares sold                                                    11,400
     Dividends, interest and foreign taxes withheld                     159,734
  Other                                                                   3,238
                                                                   ------------
       Total assets                                                $193,481,883
                                                                   ------------
LIABILITIES:
  Payables -
     Fund shares repurchased                                       $     63,816
     Upon return of securities loaned                                 3,489,580
  Due to affiliates                                                     461,121
  Accrued expenses                                                       66,256
                                                                   ------------
       Total liabilities                                           $  4,080,773
                                                                   ------------
NET ASSETS:
  Paid-in capital                                                  $172,115,194
  Accumulated net realized loss on investments                       (9,731,067)
  Net unrealized gain on investments                                 27,016,983
                                                                   ------------
       Total net assets                                            $189,401,110
                                                                   ------------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Based on $189,401,110/17,046,033 shares                          $      11.11
                                                                   ------------


   The accompanying notes are an integral part of these financial statements.
14

Pioneer Independence Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/03



INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $21,929)        $1,547,756
   Interest                                                        42,300
   Income from securities loaned, net                               7,205
                                                               ----------
       Total investment income                                                $ 1,597,261
                                                                              -----------
EXPENSES:
   Management fees                                             $1,016,993
   Transfer agent fees                                          1,542,021
   Distribution fees                                               61,194
   Administrative fees                                             37,500
   Custodian fees                                                  25,249
   Registration fees                                               21,672
   Professional fees                                               46,775
   Printing                                                        47,616
   Fees and expenses of nonaffiliated trustees                      8,705
   Miscellaneous                                                   12,352
                                                               ----------
       Total expenses                                                         $ 2,820,077
       Less management fees waived and expenses
         reimbursed by Pioneer Investment Management, Inc.                       (789,904)
                                                                              -----------
       Net expenses                                                           $ 2,030,173
                                                                              -----------
         Net investment loss                                                  $  (432,912)
                                                                              -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                           $ 2,996,926
   Change in net unrealized gain on investments                                33,971,436
                                                                              -----------
       Net gain on investments                                                $36,968,362
                                                                              -----------
       Net increase in net assets resulting from operations                   $36,535,450
                                                                              -----------


   The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/03 and 12/31/02


                                                           Year Ended         Year Ended
                                                            12/31/03           12/31/02
FROM OPERATIONS:
Net investment loss                                      $   (432,912)    $    (75,705)
Net realized gain (loss) on investments                     2,996,926       (9,924,079)
Change in net unrealized gain (loss) on investments        33,971,436       (7,188,780)
                                                         ------------     ------------
  Net increase (decrease) in net assets resulting
     from operations                                     $ 36,535,450     $(17,188,564)
                                                         ------------     ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 73,057,673     $ 52,234,600
Cost of shares repurchased                                 (6,903,850)      (4,018,350)
                                                         ------------     ------------
  Net increase in net assets resulting from Fund
     share transactions                                  $ 66,153,823     $ 48,216,250
                                                         ------------     ------------
  Net increase in net assets                             $102,689,273     $ 31,027,686
NET ASSETS:
Beginning of year                                          86,711,837       55,684,151
                                                         ------------     ------------
End of year                                              $189,401,110     $ 86,711,837
                                                         ------------     ------------


    FROM FUND SHARE TRANSACTIONS:
                           '03 Shares    '03 Amount    '02 Shares    '02 Amount
Shares sold                7,626,051    $ 73,057,673   5,492,624    $ 52,234,600
Less shares repurchased     (705,367)     (6,903,850)   (428,653)     (4,018,350)
                           ---------    ------------   ---------    ------------
  Net increase             6,920,684    $ 66,153,823   5,063,971    $ 48,216,250
                           ---------    ------------   ---------    ------------



   The accompanying notes are an integral part of these financial statements.
16

Pioneer Independence Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       Year          Year
                                                                      Ended         Ended
                                                                     12/31/03      12/31/02
Net asset value, beginning of period                                 $  8.56      $   11.00
                                                                     -------      ---------
Increase (decrease) from investment operations:
 Net investment loss                                                 $ (0.03)     $   (0.01)
 Net realized and unrealized gain (loss) on investments                 2.58          (2.43)
                                                                     -------      ---------
   Net increase (decrease) from investment operations                $  2.55      $   (2.44)
Distributions to shareowners:
 Net investment income                                                     -              -
 Net realized gain                                                         -              -
                                                                     -------      ---------
Net increase (decrease) in net asset value                           $  2.55      $   (2.44)
                                                                     -------      ---------
Net asset value, end of period                                       $ 11.11      $    8.56
                                                                     -------      ---------
Total return*                                                          29.79%        (22.18)%
Ratio of net expenses to average net assets+                            1.50%          1.50%
Ratio of net investment loss to average net assets+                    (0.32)%        (0.11)%
Portfolio turnover rate                                                   89%            53%
Net assets, end of period (in thousands)                             $189,401     $  86,712
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           2.09%          2.65%
 Net investment loss                                                   (0.90)%        (1.26)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           1.50%          1.50%
 Net investment loss                                                   (0.32)%        (0.11)%


                                                                       Year         Year         Year
                                                                      Ended         Ended       Ended
                                                                     12/31/01     12/31/00     12/31/99
Net asset value, beginning of period                                $   12.48     $ 11.36      $  9.63
                                                                    ---------     -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                                $   (0.01)    $ (0.03)     $ (0.01)
 Net realized and unrealized gain (loss) on investments                 (1.47)       1.77         2.19
                                                                    ---------     -------      -------
   Net increase (decrease) from investment operations               $   (1.48)    $  1.74      $  2.18
Distributions to shareowners:
 Net investment income                                                      -           -        (0.01)
 Net realized gain                                                          -       (0.62)       (0.44)
                                                                    ---------     -------      -------
Net increase (decrease) in net asset value                          $   (1.48)    $  1.12      $  1.73
                                                                    ---------     -------      -------
Net asset value, end of period                                      $   11.00     $ 12.48      $ 11.36
                                                                    ---------     -------      -------
Total return*                                                          (11.86)%     15.38%       22.88%
Ratio of net expenses to average net assets+                             1.46%       1.48%        1.58%
Ratio of net investment loss to average net assets+                     (0.10)%     (0.35)%      (0.11)%
Portfolio turnover rate                                                    75%         98%         106%
Net assets, end of period (in thousands)                            $  55,684     $30,256      $12,018
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                            3.34%       3.76%        6.18%
 Net investment loss                                                    (1.98)%     (2.63)%      (4.71)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                            1.46%       1.46%        1.50%
 Net investment loss                                                    (0.10)%     (0.33)%      (0.03)%


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

+   Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/03
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Independence Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). The investment objective of the Fund is to seek capital appreciation.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day that the New York Stock Exchange is open, as of the close of the regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes


    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.


    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.


    There were no distributions paid during the years ended December 31, 2003 and 2002.

    The following shows components of distributable earnings on a federal income tax basis at December 31, 2003.


--------------------------------------------------------------------------------
                                                                     2003
                                                                  ----------
  Undistributed ordinary income                                   $         -
  Capital loss carryforward                                        (8,433,569)
  Unrealized appreciation                                          26,521,621
                                                                  -----------
  Total                                                           $18,088,052
                                                                  -----------
--------------------------------------------------------------------------------



    The difference between book-basis and tax-basis unrealized apprecia tion is primarily attributable to the tax deferral of losses on wash sales.

    For the year ended December 31, 2003, the Fund has reclassified $432,912 to decrease accumulated net investment loss and $23,591 to decrease accumulated net realized loss on investments and $456,503 to decrease paid-in capital. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/03                             (continued)
--------------------------------------------------------------------------------


C.  Fund Shares


    The Fund records sales and repurchases of its shares as of trade date. Dividends and distributions to shareowners are recorded as of the ex-dividend date.


D.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

E.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2. Management Agreement
PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has agreed not to impose its management fee and to assume other operating expenses of the fund to the extent necessary to limit the Fund's expenses to 1.50% of average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2003, $303,581 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $152,679 in transfer agent fees payable to PIMSS at December 31, 2003.

4. Distribution Plan
The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Distribution Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Fund shares. Included in due to affiliates is $4,861 in distribution fees payable to PFD at December 31, 2003.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2003, the Fund's expenses were not reduced under such arrangements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of

Pioneer Independence Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Independence Fund (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Independence Fund at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LLP

Boston, Massachusetts
February 17, 2004

Pioneer Independence Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Auditors
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 51 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com.

------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------

Name and Age                     Positions Held With the Fund              Term of Office and Length of Service
John F. Cogan, Jr. (77)*         Chairman of the Board,                    Since 1997.
                                 Trustee and President                     Serves until a successor trustee is
                                                                           elected or earlier retirement or removal.



*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (51)**            Trustee and                               Since June, 2003.
                                 Executive Vice President                  Serves until a successor trustee is
                                                                           elected or earlier retirement or removal.




**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------

Name, Age and Address            Positions Held With the Fund              Term of Office and Length of Service
Mary K. Bush (55)                Trustee                                   Since 1998.
3509 Woodbine Street,                                                      Serves until a successor trustee is
Chevy Chase, MD 20815                                                      elected or earlier retirement or removal.

------------------------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (77)     Trustee                                   Since 1998.
Boston University Healthcare                                               Serves until a successor trustee is
Entrepreneurship Program,                                                  elected or earlier retirement or removal.
53 Bay State Road,
Boston, MA 02215

------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

Principal Occupation During Past Five Years                                Other Directorships Held by this Trustee
Deputy Chairman and a Director of Pioneer Global Asset                     Director of Harbor Global Company,
Management S.p.A. ("PGAM"); Non-Executive Chairman                         Ltd.
and a Director of Pioneer Investment Management USA
Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
Director of Pioneer Alternative Investment Management
Limited (Dublin); President and a Director of Pioneer
Alternative Investment Management (Bermuda) Limited
and affiliated funds; President and Director of Pioneer
Funds Distributor, Inc. ("PFD"); President of all of the
Pioneer Funds; and Of Counsel (since 2000, partner
prior to 2000), Hale and Dorr LLP (counsel to PIM-USA
and the Pioneer Funds)

------------------------------------------------------------------------------------------------------------------------
President and Chief Executive Officer, PIM-USA since                       None
May, 2003 (Director since January, 2001); President
and Director of Pioneer since May, 2003; Chairman
and Director of Pioneer Investment Management
Shareholder Services, Inc. ("PIMSS") since May, 2003;
Executive Vice President of all of the Pioneer Funds
since June, 2003; Executive Vice President and Chief
Operating Officer of PIM-USA, November 2000 to May
2003; Executive Vice President, Chief Financial Officer
and Treasurer, John Hancock Advisers, L.L.C., Boston,
MA, November 1999 to November 2000; Senior Vice
President and Chief Financial Officer, John Hancock
Advisers, L.L.C., April 1997 to November 1999

------------------------------------------------------------------------------------------------------------------------


Principal Occupation During Past Five Years                                 Other Directorships Held by this Trustee
President, Bush International (international financial                      Director of Brady Corporation
advisory firm)                                                              (industrial identification and
                                                                            specialty coated material products
                                                                            manufacturer), Millennium Chemicals,
                                                                            Inc. (commodity chemicals), Mortgage
                                                                            Guaranty Insurance Corporation, and
                                                                            R.J. Reynolds Tobacco Holdings, Inc.
                                                                            (tobacco)
------------------------------------------------------------------------------------------------------------------------
Alexander Graham Bell Professor of Health Care                              None
Entrepreneurship, Boston University; Professor
of Management, Boston University School of
Management; Professor of Public Health, Boston
University School of Public Health; Professor of Surgery,
Boston University School of Medicine; and University
Professor, Boston University
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------

Name, Age and Address            Positions Held With the Fund              Term of Office and Length of Service
Margaret B.W. Graham (56)        Trustee                                   Since 1998.
1001 Sherbrooke Street West,                                               Serves until a successor trustee is
Montreal, Quebec, Canada                                                   elected or earlier retirement or removal.
H3A 1G5
------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (55)         Trustee                                   Since 1998.
One Boston Place, 28th Floor,                                              Serves until a successor trustee is
Boston, MA 02108                                                           elected or earlier retirement or removal.
------------------------------------------------------------------------------------------------------------------------
Stephen K. West (75)             Trustee                                   Since 1998.
125 Broad Street,                                                          Serves until a successor trustee is
New York, NY 10004                                                         elected or earlier retirement or removal.
------------------------------------------------------------------------------------------------------------------------
John Winthrop (67)               Trustee                                   Since 1996.
One North Adgers Wharf,                                                    Serves until a successor trustee is
Charleston, SC 29401                                                       elected or earlier retirement or removal.


------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------

Name and Age                     Positions Held With the Fund              Term of Office and Length of Service
Dorothy E. Bourassa (56)         Secretary                                 Serves at the discretion of board.



------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (39)       Assistant Secretary                       Serves at the discretion of board.



------------------------------------------------------------------------------------------------------------------------
David C. Phelan (46)             Assistant Secretary                       Serves at the discretion of board.



------------------------------------------------------------------------------------------------------------------------
Vincent Nave (58)                Treasurer                                 Serves at the discretion of board.



------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (38)            Assistant Treasurer                       Serves at the discretion of board.



------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                           Other Directorships Held by this
Principal Occupation During Past Five Years                                Trustee
Founding Director, The Winthrop Group, Inc. (consulting firm);             None
Professor of Management, Faculty of Management, McGill
University

------------------------------------------------------------------------------------------------------------------------
President and Chief Executive Officer, Newbury, Piret &                    None
Company, Inc. (investment banking firm)

------------------------------------------------------------------------------------------------------------------------
Senior Counsel, Sullivan & Cromwell (law firm)                             Director, The Swiss Helvetia Fund,
                                                                           Inc. (closed-end investment
                                                                           company) and AMVESCAP PLC
                                                                           (investment managers)
------------------------------------------------------------------------------------------------------------------------
President, John Winthrop & Co., Inc.                                       None
(private investment firm)


------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                           Other Directorships Held by this
Principal Occupation During Past Five Years                                Officer
Secretary of PIM-USA; Senior Vice President-Legal of                       None
Pioneer; and Secretary/Clerk of most of PIM-USA's
subsidiaries since October 2000; Secretary of all of the
Pioneer Funds since September 2003 (Assistant
Secretary from November 2000 to September 2003);
and Senior Counsel, Assistant Vice President and Director of
Compliance of PIM-USA from April 1998 through
October 2000
------------------------------------------------------------------------------------------------------------------------
Assistant Vice President and Senior Counsel of Pioneer since               None
July 2002; Vice President and Senior Counsel of BISYS Fund
Services, Inc. (April 2001 to June 2002); Senior Vice
President and Deputy General Counsel of Funds Distributor,
Inc. (July 2000 to April 2001; Vice President and Associate
General Counsel from July 1996 to July 2000); Assistant
Secretary of all of the Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------
Partner, Hale and Dorr LLP; Assistant Secretary of all of                  None
Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------
Vice President-Fund Accounting, Administration and Custody                 None
Services of Pioneer (Manager from September 1996 to
February 1999); and Treasurer of all of the Pioneer Funds
(Assistant Treasurer from June 1999 to November 2000)
------------------------------------------------------------------------------------------------------------------------
Assistant Vice President-Fund Accounting, Administration                   None
and Custody Services of Pioneer (Fund Accounting Manager
from 1994 to 1999); and Assistant Treasurer of all of the
Pioneer Funds since November 2000
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------

Name and Age                     Positions Held With the Fund              Term of Office and Length of Service
Gary Sullivan (45)               Assistant Treasurer                       Serves at the discretion of board.



------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (30)      Assistant Treasurer                       Serves at the discretion of board.




------------------------------------------------------------------------------------------------------------------------

                                                                           Other Directorships Held by this
Principal Occupation During Past Five Years                                Officer
Fund Accounting Manager-Fund Accounting, Administration                    None
and Custody Services of Pioneer; and Assistant Treasurer of
all of the Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------
Fund Administration Manager-Fund Accounting,                               None
Administration and Custody Services since June 2003;
Assistant Vice President-Mutual Fund Operations of
State Street Corporation from June 2002 to June 2003
(formerly Deutsche Bank Asset Management); Pioneer
Fund Accounting, Administration and Custody Services
(Fund Accounting Manager from August 1999 to May 2002,
Fund Accounting Supervisor from 1997 to July 1999);
Assistant Treasurer of all of the Pioneer Funds since
September 2003
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Pioneer Independence Fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by Pioneer Funds Distributor, Inc.

This report must be preceded or accompanied by a prospectus for Pioneer Independence Fund, which includes more information about charges and expenses. Please read the prospectus carefully before you invest or send money.

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com

[logo] Pioneer Investments (R)                                            39590
                                                                   14708-00-0204
                                        (C) 2004 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Pioneer Independence
Fund, including fees associated with the annual filings of its Form N-1A, totaled approximately $17,000 in 2003 and approximately $19,400 in 2002.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2002 and 2003.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $3,600 and $3,000 for 2003 and 2002, respectively. Additionally, there were fees for tax compliance services in 2002 that totaled approximately $4,100 for the 2001 tax returns.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2002 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates as
previously defined, totaled approximately $26,900 	in 2003
and $7,100 in 2002. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 05, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 05, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 05, 2004

* Print the name and title of each signing officer under his or her signature.